Annual Fund Operating Expenses - Short-Term Bond Fund - Short-Term Bond Fund	Apr. 30, 2021
Operating Expenses:
Management Fees	0.60%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%	[1]

[1]	Total Annual Fund Operating Expenses shown here differ from the expense ratios shown in the Financial Highlights on page 80 because the expenses shown on this page include Acquired Fund Fees and Expenses and amounts shown in the Financial Highlights do not include Acquired Fund Fees and Expenses.